SCHEDULE OF FUTURE MINIMUM RENTALS RECEIVABLE UNDER NON-CANCELLABLE FINANCE LEASES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
Total undiscounted lease payment receivables	$ 1,532	¥ 249,067	¥ 286,112
Unearned finance income	(32)	(5,232)	(2,366)
Total	1,500	243,835	283,746
Current	814	132,303	172,233
Non-current	686	111,532	111,513
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payment receivables	825	134,094	173,894
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payment receivables	263	42,783	80,294
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payment receivables	$ 444	¥ 72,190	¥ 31,924